Liquidity and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Going Concern [Line Items]
Retained earnings surplus deficit	$ (87,442)	$ (52,717)	$ (42,873)
Cash and cash equivalents	$ 65,128	$ 13,293	$ 8,201	$ 82